LOANS RECEIVABLE, NET, Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan Portfolio [Abstract]
Loans receivable, gross	$ 8,806,049	$ 4,610,144
Allowance for credit losses	(841,972)	(449,335)	$ (321,568)
Loans receivable, net	7,964,077	4,160,809
Outstanding borrowings related to transfers of loans receivable	112,061	70,754
Consumer and SME Loans [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	8,358,508	4,354,747
Allowance for credit losses	(821,938)	(442,167)	(317,558)
Other Loans [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	447,541	255,397
Allowance for credit losses	$ (20,034)	$ (7,168)	$ (4,010)